Share Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Share Capital

The Company is authorized to issue 100,000,000 shares of its common stock with a par value of $0.0001. All shares are ranked equally with regards to the Company's residual assets.

During the three months ended March 31, 2016, the Company issued 403,060 common shares, the proceeds of which were received during the year ended December 31, 2015.

The Company is authorized to issue 20,000,000 shares of its common stock with a par value of $0.0001. All shares are ranked equally with regards to the Company's residual assets.

During the year ended December 31, 2014, the Company received subscriptions for 2,775,360 shares of its common stock for proceeds of $383,000. As at December 31, 2014, the shares had yet to be issued and the full amount of the proceeds has been included in share subscriptions payable. During the year ended December 31, 2015, the Company issued the common shares.

During the year ended December 31, 2015, the Company issued 3,253,052 shares of its common stock at an average price of $0.162 per share for proceeds of $527,815. As at December 31, 2015, 403,060 of the common shares had yet to be issued, however, these shares were issued subsequent to December 31, 2015.

During the year ended December 31, 2015, the Company issued 60,000 shares of its common stock at a price of $0.138 per share to Ryan Goulding Services, LLC, for services performed, pursuant to a settlement agreement, dated February 12, 2015, by and among the Company, Securities Counselors, Inc. and Belair Capital Partners, Inc. The fair value of the common shares of $8,280 has been expensed as transaction costs during the year ended December 31, 2015.

During the year ended December 31, 2015, the Company issued 2,178,866 shares of its common stock at a price of $0.138 per share as settlement for amounts payable pursuant to an advisory agreement disclosed in note 13(b). Of he total fair value of the common shares of $300,684, $40,000 was included in professional fees expense during the year ended December 31, 2014 and was included in accounts payable and accrued liabilities as at that date. The remaining $260,684 has been expensed as professional fees during the year ended December 31, 2015.

During the year ended December 31, 2015, the Company issued 500,000 shares of its common stock to a key sales consultant with respect to services rendered to the Company at a deemed price of $0.147 per share. The fair value of $73,500 is included in sales and marketing expense for the year ended December 31, 2015.

During the year ended December 31, 2015, the Company issued 15,500,000 to various consultants and advisors pursuant to agreements disclosed in notes 12(c) through (g) at a deemed price of $0.147 per share.

During the year ended December 31, 2015, the Company issued 2,380,000 common shares to various consultants at a deemed price of $0.147 per share in exchange for cash of $2,380 and services in the amount of $347,480 that are included in professional fees for the year ended December 31, 2015.

The deemed price of $0.147 used to value the common shares issued to the sales and other consultants was calculated as the weighted average price per share for all subscriptions for common shares of the Company's stock that were paid in cash during the year ended December 31, 2015.

During the year ended December 31, 2015, the Company issued 100,000 common shares to a lender at a deemed price of $0.26 per share in exchange for advancing 25,300 Canadian Dollars to the Company via an unsecured promissory note, the full amount of which was repaid as at December 31, 2015. In connection with this note, the Company issued 100,000 shares of common stock valued at $26,000. The fair value of the consideration given under this agreement was allocated proportionately to the two instruments (the note and common stock) resulting in $12,823 being allocated to the common stock.

During the year ended December 31, 2015, the Company issued 37,700,000 shares of its common stock to the former sole shareholder of TruXmart in connection with the Reverse Acquisition described in note 1.

As at December 31, 2015, the Company's net loss per weighted average number of shares outstanding is as follows:

	2015	2014

Net loss for the year	$(3,487,757)	$(479,341)

Weighted average number of shares (basic and diluted)	40,460,153	125,801

Loss per weighted average share (basic and diluted)	$-	$(4)